As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Muzinich Funds Form N-Q 9/30/2016

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 84.6%
Automotive & Auto Parts: 1.1%
	Allison Transmission, Inc.
375,000	5.000%, 10/1/24 [1]	$385,313
	IHO Verwaltungs GmbH
EUR 625,000	3.250% Cash or 4.000% PIK, 9/15/23	700,876
EUR 875,000	3.750% Cash or 4.500% PIK , 9/15/26	979,518
	Schaeffler Holding Finance B.V.
EUR 534,375	6.875% Cash or 7.625% PIK, 8/15/18	612,149
		2,677,856
Banking: 0.9%
	Akbank TAS
500,000	6.500%, 3/9/18	520,759
	Ally Financial, Inc.
750,000	5.500%, 2/15/17	760,061
750,000	6.250%, 12/1/17	780,938
		2,061,758
Broadcasting: 2.8%
	CBS Corp.
700,000	2.900%, 1/15/27	683,996
	Gray Television, Inc.
1,100,000	5.125%, 10/15/24 [1]	1,082,125
	Nexstar Escrow Corp.
250,000	5.625%, 8/1/24 [1]	251,250
	Sirius XM Radio, Inc.
1,000,000	5.875%, 10/1/20 [1]	1,029,380
2,275,000	5.250%, 8/15/22 [1]	2,414,344
	TVN Finance Corporation III
EUR 847,552	7.375%, 12/15/20	1,000,659
		6,461,754
Building Materials: 0.8%
	Standard Industries, Inc.
1,725,000	5.500%, 2/15/23 [1]	1,811,250

Cable/Satellite TV: 5.2%
	Altice Financing S.A.
600,000	7.500%, 5/15/26 [1]	626,250
	Altice Finco S.A.
1,000,000	7.625%, 2/15/25 [1]	1,008,750
	Altice US Finance I Corp.
800,000	5.375%, 7/15/23 [1]	830,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,000,000	5.250%, 3/15/21	1,041,150
1,050,000	5.875%, 5/1/27 [1]	1,120,875
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
750,000	6.375%, 9/15/20 [1]	775,313

	Charter Communications Operating LLC / Charter Communications Operating Capital
1,360,000	4.908%, 7/23/25 [1]	1,502,800
	Cox Communications, Inc.
1,825,000	3.350%, 9/15/26 [1]	1,843,485
	CSC Holdings LLC
600,000	7.625%, 7/15/18	648,000
900,000	6.750%, 11/15/21	954,000
	DISH DBS Corp.
750,000	7.875%, 9/1/19	841,875
1,000,000	7.750%, 7/1/26 [1]	1,065,000
		12,257,498
Capital Goods: 0.1%
	BCD Acquisition, Inc.
325,000	9.625%, 9/15/23 [1]	341,250

Chemicals: 1.8%
	Blue Cube Spinco, Inc.
425,000	9.750%, 10/15/23 [1]	501,500
	Phosagro Bond Funding
925,000	4.204%, 2/13/18	947,015
	PQ Corp.
1,000,000	6.750%, 11/15/22 [1]	1,062,500
	Westlake Chemical Corp.
1,600,000	3.600%, 8/15/26 [1]	1,607,848
		4,118,863
Consumer Products: 2.3%
	Li & Fung Ltd.
225,000	5.250%, 5/13/20	248,469
	Newell Brands, Inc.
1,750,000	3.850%, 4/1/23	1,865,436
1,900,000	4.200%, 4/1/26	2,071,699
	Revlon Consumer Products Corp.
1,150,000	6.250%, 8/1/24 [1]	1,190,250
		5,375,854
Containers: 1.8%
	Graphic Packaging International
250,000	4.750%, 4/15/21	268,125
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
1,600,000	5.750%, 10/15/20	1,652,000
675,000	5.125%, 7/15/23 [1]	697,781
	Silgan Holdings, Inc.
1,530,000	5.000%, 4/1/20	1,572,075
		4,189,981
Diversified Financial Services: 1.1%
	Air Lease Corp.
1,000,000	3.000%, 9/15/23	991,130
	International Lease Finance Corp.
1,500,000	8.750%, 3/15/17	1,544,833
		2,535,963

Diversified Media: 3.2%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,118,250
	Comcast Corp.
1,200,000	3.150%, 3/1/26	1,268,796
	Lamar Media Corp.
800,000	5.375%, 1/15/24	844,000
925,000	5.750%, 2/1/26	1,000,156
	Match Group, Inc.
375,000	6.375%, 6/1/24	409,219
	Nielsen Co. Luxembourg SARL
1,050,000	5.500%, 10/1/21 [1]	1,098,563
	Nielsen Finance LLC / Nielsen Finance Co.
850,000	4.500%, 10/1/20	870,188
	TEGNA, Inc.
750,000	5.125%, 7/15/20	775,312
		7,384,484
Energy: 14.7%
	AmeriGas Partners LP / AmeriGas Finance Corp.
375,000	5.875%, 8/20/26	398,437
	Callon Petroleum Co.
100,000	6.125%, 10/1/24 [1]	103,750
	Cheniere Corpus Christi Holdings LLC
1,175,000	7.000%, 6/30/24 [1]	1,274,875
	Cimarex Energy Co.
950,000	5.875%, 5/1/22	994,964
	Delek & Avner Tamar Bond Ltd.
1,850,000	3.839%, 12/30/18 [1]	1,929,088
	Gaz Capital S.A.
500,000	6.212%, 11/22/16	503,375
900,000	8.146%, 4/11/18	974,285
	Gazprom OAO Via Gaz Capital S.A.
1,000,000	5.999%, 1/23/21	1,088,500
	Kinder Morgan Energy Partners LP
1,645,000	4.300%, 5/1/24	1,703,853
	MPLX LP
1,590,000	4.500%, 7/15/23	1,623,166
	Murphy Oil Corp.
125,000	6.875%, 8/15/24	129,368
	Petrobras Global Finance B.V.
300,000	3.016%, 3/17/17 [2]	301,125
544,000	7.875%, 3/15/19	590,240
1,465,000	5.750%, 1/20/20	1,513,345
1,875,000	4.875%, 3/17/20	1,884,375
1,100,000	5.375%, 1/27/21	1,090,650
500,000	8.375%, 5/23/21	547,500
	Petroleos Mexicanos
1,100,000	5.500%, 1/21/21	1,164,625
	Pioneer Natural Resources Co.
2,125,000	3.450%, 1/15/21	2,211,866
	Sabine Pass Liquefaction LLC
2,750,000	5.625%, 4/15/23	2,949,375
3,300,000	5.875%, 6/30/26 [1]	3,599,062
975,000	5.000%, 3/15/27 [1]	1,001,813

	Sinopec Group Overseas Development 2016 Ltd.
925,000	2.750%, 5/3/21	950,586
	Southern Star Central Corp.
3,325,000	5.125%, 7/15/22 [1]	3,366,563
	Tengizchevroil Finance Company International Ltd.
1,600,000	4.000%, 8/15/26	1,587,200
	Valero Energy Corp.
975,000	3.400%, 9/15/26	970,533
		34,452,519
Environmental: 0.5%
	Waste Management, Inc.
1,100,000	2.400%, 5/15/23	1,112,632

Food & Drug Retail: 1.2%
	Albertson's LLC / Safeway Inc.
650,000	5.750%, 3/15/25 [1]	650,000
	CVS Health Corp.
675,000	2.875%, 6/1/26	686,408
	Walgreens Boots Alliance, Inc.
1,475,000	3.100%, 6/1/23	1,523,616
		2,860,024
Food/Beverage/Tobacco: 5.0%
	Anheuser-Busch InBev Finance, Inc.
1,075,000	2.650%, 2/1/21	1,110,400
2,150,000	3.650%, 2/1/26	2,313,580
	Aramark Services, Inc.
550,000	5.125%, 1/15/24 [1]	573,375
	Bunge Limited Finance Corp.
1,700,000	3.250%, 8/15/26	1,714,040
	Grupo Bimbo SAB de CV
1,300,000	3.875%, 6/27/24	1,351,749
	Mead Johnson Nutrition Co.
1,170,000	3.000%, 11/15/20	1,219,749
	Minerva Luxembourg S.A.
475,000	6.500%, 9/20/26	468,469
	Post Holdings, Inc.
1,300,000	6.000%, 12/15/22 [1]	1,378,000
	Smithfield Foods, Inc.
1,543,000	7.750%, 7/1/17	1,604,720
		11,734,082
Healthcare: 12.1%
	Aetna, Inc.
900,000	3.200%, 6/15/26	916,912
550,000	4.375%, 6/15/46	578,344
	Amgen, Inc.
1,575,000	2.600%, 8/19/26	1,548,044
450,000	4.400%, 5/1/45	474,628
	Centene Corp.
750,000	5.625%, 2/15/21	796,875
1,000,000	6.125%, 2/15/24	1,087,500
	Centene Escrow Corp.
700,000	5.750%, 6/1/17	718,375

	DaVita HealthCare Partners, Inc.
975,000	5.750%, 8/15/22	1,024,969
	Fresenius Medical Care II
500,000	4.125%, 10/15/20 [1]	528,850
	HCA, Inc.
1,500,000	4.250%, 10/15/19	1,567,500
	LifePoint Health, Inc.
1,000,000	5.500%, 12/1/21	1,045,000
750,000	5.375%, 5/1/24 [1]	751,875
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
1,200,000	3.500%, 4/15/18	1,204,500
1,000,000	5.750%, 8/1/22 [1]	991,250
	MEDNAX, Inc.
1,250,000	5.250%, 12/1/23 [1]	1,317,187
	Molina Healthcare, Inc.
900,000	5.375%, 11/15/22	933,750
	MPH Acquisition Holdings LLC
1,000,000	7.125%, 6/1/24 [1]	1,077,500
	MPT Operating Partnership LP / MPT Finance Corp.
EUR 275,000	5.750%, 10/1/20	320,894
EUR 875,000	4.000%, 8/19/22	1,064,675
125,000	6.375%, 3/1/24	136,250
350,000	5.250%, 8/1/26	364,000
	Shire Acquisitions Investments Ireland DAC
1,675,000	2.875%, 9/23/23	1,685,698
	Stryker Corp.
1,200,000	3.500%, 3/15/26	1,273,720
	Team Health, Inc.
475,000	7.250%, 12/15/23 [1]	512,406
	Teva Pharmaceutical Finance Netherlands III B.V.
1,275,000	2.800%, 7/21/23	1,280,239
1,500,000	3.150%, 10/1/26	1,510,153
750,000	4.100%, 10/1/46	749,652
	Universal Health Services, Inc.
625,000	5.000%, 6/1/26 [1]	652,344
	Valeant Pharmaceuticals International, Inc.
EUR 1,150,000	4.500%, 5/15/23	1,027,674
	VRX Escrow Corp.
575,000	5.875%, 5/15/23 [1]	498,812
	WellCare Health Plans, Inc.
750,000	5.750%, 11/15/20	774,844
		28,414,420
Homebuilders/Real Estate: 1.7%
	Aeropuertos Dominicanos Siglo XXI S.A.
950,000	9.750%, 11/13/19 [1]	1,000,350
	Aroundtown Property Holdings PLC
EUR 1,500,000	1.500%, 7/15/24	1,681,685
	Immobiliare Grande Distribuzione SIIQ SpA
EUR 629,000	2.500%, 5/31/21	730,835
	Realogy Group LLC / Realogy Co-Issuer Corp.
525,000	5.250%, 12/1/21 [1]	555,022
		3,967,892

Leisure: 2.2%
	Activision Blizzard, Inc.
1,525,000	5.625%, 9/15/21 [1]	1,591,202
1,640,000	6.125%, 9/15/23 [1]	1,802,781
1,700,000	3.400%, 9/15/26 [1]	1,710,790
		5,104,773
Metals/Mining: 1.9%
	Freeport-McMoRan, Inc.
425,000	2.150%, 3/1/17	425,532
575,000	2.300%, 11/14/17	575,000
750,000	2.375%, 3/15/18	742,500
500,000	3.100%, 3/15/20	481,250
	Novelis Corp.
625,000	6.250%, 8/15/24 [1]	664,844
450,000	5.875%, 9/30/26 [1]	461,812
	Vale Overseas Ltd.
1,000,000	5.875%, 6/10/21	1,049,500
		4,400,438
Paper: 0.6%
	Fibria Overseas Finance Ltd.
500,000	5.250%, 5/12/24	521,250
	Inversiones CMPC S.A.
800,000	6.125%, 11/5/19 [1]	882,146
		1,403,396
Railroads: 0.4%
	RZD Capital PLC
850,000	5.739%, 4/3/17	867,338

Restaurants: 2.0%
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
600,000	5.250%, 6/1/26 [1]	636,000
	Landry's, Inc.
200,000	6.750%, 10/15/24 [1]	204,000
	McDonald's Corp.
825,000	3.700%, 1/30/26	889,292
	New Red Finance, Inc.
850,000	4.625%, 1/15/22 [1]	886,125
2,025,000	6.000%, 4/1/22 [1]	2,126,250
		4,741,667
Services: 0.5%
	Deutsche Raststaetten Gruppe IV GmbH
EUR 700,000	6.750%, 12/30/20	825,902
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24	418,000
		1,243,902
Steel: 1.4%
	Novolipetsk Steel - Steel Funding Ltd.
1,000,000	4.500%, 6/15/23	1,010,502
	Steel Capital S.A.
960,000	6.700%, 10/25/17	1,005,879
	Steel Dynamics, Inc.
1,150,000	6.125%, 8/15/19	1,185,995
		3,202,376

Super Retail: 3.7%
	Dollar General Corp.
600,000	3.250%, 4/15/23	620,329
266,000	4.150%, 11/1/25	290,032
	Dollar Tree, Inc.
1,000,000	5.250%, 3/1/20	1,042,500
2,600,000	5.750%, 3/1/23	2,811,250
	L Brands, Inc.
2,000,000	6.750%, 7/1/36	2,161,240
	O'Reilly Automotive, Inc.
1,670,000	3.550%, 3/15/26	1,773,837
		8,699,188
Technology: 0.8%
	Baidu, Inc.
1,095,000	2.750%, 6/9/19	1,123,632
	NXP B.V. / NXP Funding LLC
825,000	3.875%, 9/1/22 [1]	866,250
		1,989,882
Telecommunications: 10.8%
	America Movil SAB de CV
1,700,000	3.125%, 7/16/22	1,745,128
	American Tower Corp.
325,000	4.400%, 2/15/26	356,639
1,500,000	3.375%, 10/15/26	1,523,578
	Arqiva Broadcast Finance PLC
GBP 650,000	9.500%, 3/31/20	911,851
	AT&T, Inc.
400,000	4.750%, 5/15/46	420,261
	B Communications Ltd.
880,000	7.375%, 2/15/21 [1]	951,500
	Bharti Airtel International Netherlands B.V.
950,000	5.125%, 3/11/23	1,035,590
	Bulgarian Telecommunication Co. EAD
EUR 375,000	6.625%, 11/15/18	429,620
	Crown Castle International Corp.
850,000	3.400%, 2/15/21	890,448
1,375,000	4.450%, 2/15/26	1,512,981
650,000	3.700%, 6/15/26	679,562
	HKT Capital No. 4 Ltd.
1,000,000	3.000%, 7/14/26	994,499
	Hughes Satellite Systems Corp.
625,000	5.250%, 8/1/26 [1]	618,750
550,000	6.625%, 8/1/26 [1]	532,125
	KT Corp.
1,300,000	2.500%, 7/18/26	1,316,313
	Play Finance 2 S.A.
EUR 575,000	5.250%, 2/1/19	663,289
	SBA Communications Corp.
1,250,000	4.875%, 7/15/22	1,296,875
	Telecom Italia Finance S.A.
EUR 725,000	7.750%, 1/24/33	1,091,544
	Telefonica Europe B.V.

GBP 700,000	6.750%, 11/26/50 [2]	973,299
	Telesat Canada / Telesat LLC
2,400,000	6.000%, 5/15/17 [1]	2,406,000
	T-Mobile USA, Inc.
800,000	5.250%, 9/1/18	812,000
400,000	6.464%, 4/28/19	408,000
1,550,000	6.500%, 1/15/26	1,720,500
	Verizon Communications, Inc.
725,000	2.625%, 8/15/26	713,101
600,000	4.125%, 8/15/46	602,714
	Vimpel Communications - VIP Finance Ireland Ltd. OJSC
750,000	9.125%, 4/30/18	819,573
		25,425,740
Transportation Excluding Air/Rail: 0.8%
	DP World Ltd.
500,000	6.850%, 7/2/37	580,725
	HPHT Finance Ltd.
1,000,000	2.875%, 3/17/20	1,029,000
	XPO Logistics, Inc.
175,000	6.125%, 9/1/23 [1]	179,813
		1,789,538
Utilities: 3.2%
	Dominion Resources Inc.
550,000	2.850%, 8/15/26	548,221
	Duke Energy Corp.
850,000	2.650%, 9/1/26	835,881
	Enel SpA
GBP 1,150,000	7.750%, 9/10/75 [2]	1,661,419
	Indiantown Cogeneration LP
797,204	9.770%, 12/15/20	860,914
	Israel Electric Corp. Ltd.
200,000	6.700%, 2/10/17	203,542
450,000	5.625%, 6/21/18	476,550
1,500,000	5.625%, 6/21/18	1,588,500
	NSG Holdings LLC / NSG Holdings, Inc.
88,264	7.750%, 12/15/25 [1]	95,326
	RWE AG
GBP 400,000	7.000%, 3/20/49	539,817
	Southern Co. Gas Capital Corp.
750,000	2.450%, 10/1/23	755,394
		7,565,564
TOTAL CORPORATE BONDS
(Cost $194,740,987)		198,191,882

BANK LOANS: 7.8%
Broadcasting: 0.1%
	Nexstar Broadcasting, Inc.
298,400	3.000%, 9/26/23 [2]	300,202

Cable/Satellite TV: 0.0%^
	Mission Broadcasting, Inc.
26,600	3.000%, 9/26/23 [2]	26,534

Chemicals: 0.1%
	PQ Corp.
234,413	5.750%, 11/4/22 [2]	236,562

Consumer Products: 0.9%
	NBTY, Inc.
89,775	5.000%, 5/31/23 [2]	90,319
	Spectrum Brands Holdings, Inc.
2,095,088	3.500%, 6/16/22 [2]	2,106,873
		2,197,192
Containers: 1.2%
	Berry Plastics Group, Inc.
2,360,061	3.750%, 10/3/22 [2]	2,370,717
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
500,000	4.250%, 1/20/23 [2]	502,265
		2,872,982
Environmental: 0.1%
	GFL Environmental Corp.
200,000	3.750%, 9/29/23 [2]	200,459

Food/Beverage/Tobacco: 0.9%
	Chobani, LLC
100,000	5.250%, 9/29/23 [2]	99,500
	Pinnacle Foods Finance LLC
1,935,375	3.270%, 1/13/23 [2]	1,954,003
		2,053,503
Healthcare: 0.7%
	MPH Acquisition Holdings LLC
191,354	5.000%, 6/30/23 [2]	194,015
	Valeant Pharmaceuticals International, Inc.
1,333,493	5.250%, 12/11/19 [2]	1,337,187
		1,531,202
Hotels: 0.8%
	Hilton Worldwide Finance LLC
1,750,000	3.500%, 10/26/20 [2]	1,762,469

Restaurants: 0.4%
	Landry's, Inc.
375,000	4.000%, 10/31/23 [2]	377,344
	Yum! Brands, Inc.
523,688	3.192%, 6/16/23 [2]	528,762
		906,106
Services: 0.2%
	ExamWorks Group, Inc.
570,000	4.750%, 6/17/23 [2]	575,346

Super Retail: 0.6%
	Dollar Tree, Inc.
476,541	3.063%, 8/5/21 [2]	480,636
	Revlon Consumer Products Corp.
1,000,000	4.250%, 7/21/23 [2]	1,003,235
		1,483,871

Technology: 0.7%
			Seahawk Holdings Co., Inc.
1,700,000			7.000%, 9/27/22 [2]	1,688,950

Telecommunications: 0.8%
			T-Mobile USA, Inc.
1,736,875			3.500%, 11/30/22 [2]	1,753,523

Utilities: 0.3%
			Dayton Power & Light
675,000			4.000%, 9/30/22 [2]	683,863

TOTAL BANK LOANS
(Cost $18,141,776)				18,272,764

FOREIGN GOVERNMENT AGENCY ISSUES: 0.4%
			MDC-GMTN B.V.
950,000			2.750%, 5/11/23	960,702
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
(Cost $946,762)				960,702

SHORT-TERM INVESTMENTS: 3.4%
8,000,000			United States Treasury Bill 0.236%, 10/6/16	7,999,944
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,999,738)				7,999,944

TOTAL INVESTMENTS IN SECURITIES: 96.2%
(Cost $221,829,263)				225,425,292
Other Assets in Excess of Liabilities: 3.8%				8,838,215
TOTAL NET ASSETS: 100.0%				$234,263,507

		†	In U.S. Dollars unless otherwise indicated.
	EUR		Euro
	GBP		Great Britain Pound
	PIK		Payment in Kind
		[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2016 the value of these securities amounted to $60,623,663 or 25.9% of net assets.

		[2]	Variable rate security; rate shown is the rate in effect on September 30, 2016.
	^		Does not round to 0.01%

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments				$221,829,623
Gross unrealized appreciation				4,032,287
Gross unrealized depreciation				(436,618)
Net unrealized appreciation				$3,595,669

+Because tax adjustments are calculated annually at the end of the Muzinich Credit Opportunity Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund's average notional value of forward foreign currency contracts outstanding during the three months ended September 30, 2016 was $16,152,670.
The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.  The table below shows the effects of derivative instruments on the financial statements.

The Fund had an average of three forward foreign currency exchange contracts open during the three months ended September 30, 2016. The table below lists the contracts outstanding as of September 30, 2016.

Schedule of Forward Foreign Currency Exchange Contracts at September 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency to be Delivered	U.S. Dollar Value at September 30, 2016	Currency to be Received	U.S. Dollar Value at September 30, 2016	Unrealized Appreciation (Depreciation)
BANK OF NEW YORK	12/14/16	EUR 10,900,000	$12,288,025	$12,297,598	$12,297,598	$9,573

BANK OF NEW YORK	12/14/16	GBP 3,300,000	4,284,073	4,313,213	4,313,213	29,140

			$16,572,098	$16,610,811	$16,610,811	$38,713

Fair values of derivative instruments as of September 30, 2016 (Unaudited)

	Asset Derivatives as of September 30, 2016		Liability Derivatives as of September 30, 2016

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$38,713	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$-

		$38,713		$-

Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$198,191,882	$–	$198,191,882
Bank Loans	–	18,272,764	–	18,272,764
Foreign Government Agency Issues	–	960,702	–	960,702
Short-Term Investments	–	7,999,944	–	7,999,944
Total Investments in Securities	$–	$225,425,292	$–	$225,425,292

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$38,713	$–	$38,713

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1or 2 for the period ended September 30, 2016.

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2016:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency contracts	$38,713	$-	$38,713	$-	$-	$38,713
Liabilities
Forward foreign currency contracts	$-	$-	$-	$-	$-	$-
Total	$38,713	$-	$38,713	$-	$-	$38,713

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 79.7%
Aerospace/Defense: 1.3%
	Meccanica Holdings USA, Inc.
100,000	6.250%, 1/15/40 [1]	$98,750.00
	TransDigm, Inc.
50,000	6.500%, 7/15/24	52,875
		151,625
Airlines: 0.5%
	American Airlines Group, Inc.
50,000	5.500%, 10/1/19 [1]	52,313

Automotive & Auto Parts: 2.9%
	Allison Transmission, Inc.
25,000	5.000%, 10/1/24 [1]	25,687
	American Axle & Manufacturing, Inc.
100,000	6.625%, 10/15/22	106,250
	Dana Financing Luxembourg Sarl
50,000	6.500%, 6/1/26 [1]	52,525
	Dana Holding Corp.
50,000	5.500%, 12/15/24	51,250
	Meritor, Inc.
75,000	6.250%, 2/15/24	72,187
	TI Group Automotive Systems LLC
25,000	8.750%, 7/15/23 [1]	27,313
		335,212
Banking: 1.9%
	Ally Financial, Inc.
20,000	6.250%, 12/1/17	20,825
125,000	8.000%, 3/15/20	143,125
50,000	8.000%, 11/1/31	61,875
		225,825
Broadcasting: 3.3%
	Gray Television, Inc.
25,000	5.875%, 7/15/26 [1]	25,250
	LIN Television Corp.
50,000	6.375%, 1/15/21	51,937
	Netflix, Inc.
50,000	5.500%, 2/15/22	54,063
	Nexstar Broadcasting, Inc.
25,000	6.875%, 11/15/20	26,031
	Nexstar Escrow Corp.
50,000	5.625%, 8/1/24 [1]	50,250
	Sinclair Television Group, Inc.
25,000	5.625%, 8/1/24 [1]	25,625
25,000	5.125%, 2/15/27 [1]	24,500
	Sirius XM Radio, Inc.

100,000	6.000%, 7/15/24 [1]	106,875
	Tribune Media Co.
25,000	5.875%, 7/15/22	25,422
		389,953
Building Materials: 1.8%
	Brand Energy & Infrastructure Services, Inc.
50,000	8.500%, 12/1/21 [1]	50,250
	HD Supply, Inc.
50,000	5.750%, 4/15/24 [1]	52,625
	Standard Industries, Inc.
100,000	5.500%, 2/15/23 [1]	105,000
		207,875
Cable/Satellite TV: 7.2%
	Altice Financing S.A.
200,000	6.625%, 2/15/23 [1]	206,000
	Cablevision Systems Corp.
50,000	7.750%, 4/15/18	53,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
100,000	5.125%, 2/15/23	104,500
50,000	5.875%, 5/1/27 [1]	53,375
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
100,000	6.375%, 9/15/20 [1]	103,375
	CSC Holdings LLC
50,000	8.625%, 2/15/19	55,937
100,000	6.750%, 11/15/21	106,000
	DISH DBS Corp.
100,000	7.875%, 9/1/19	112,250
	Midcontinent Communications / Midcontinent Finance Corp.
50,000	6.875%, 8/15/23 [1]	53,500
		847,937
Capital Goods: 1.8%
	Anixter, Inc.
50,000	5.125%, 10/1/21	52,375
	ATS Automation Tooling Systems, Inc.
25,000	6.500%, 6/15/23 [1]	25,687
	BCD Acquisition, Inc.
25,000	9.625%, 9/15/23 [1]	26,250
	Belden, Inc.
25,000	5.500%, 9/1/22 [1]	26,188
	Cloud Crane LLC
25,000	10.125%, 8/1/24 [1]	26,000
	Griffon Corp.
50,000	5.250%, 3/1/22	50,375
		206,875
Chemicals: 2.9%
	Blue Cube Spinco, Inc.
75,000	10.000%, 10/15/25 [1]	88,875
	CVR Partners LP / CVR Nitrogen Finance Corp.
25,000	9.250%, 6/15/23 [1]	24,281
	Platform Specialty Products Corp.
50,000	10.375%, 5/1/21 [1]	54,000
	PolyOne Corp.

50,000	5.250%, 3/15/23	52,006
	PQ Corp.
25,000	6.750%, 11/15/22 [1]	26,563
	Tronox Finance LLC
25,000	6.375%, 8/15/20	23,188
25,000	7.500%, 3/15/22 [1]	22,937
	Univar USA, Inc.
50,000	6.750%, 7/15/23 [1]	51,750
		343,600
Consumer Products: 0.9%
	Kronos Acquisition Holdings, Inc.
25,000	9.000%, 8/15/23 [1]	25,890
	NBTY, Inc.
25,000	7.625%, 5/15/21 [1]	25,621
	Spectrum Brands, Inc.
50,000	6.625%, 11/15/22	54,250
		105,761
Containers: 2.7%
	Ball Corp.
50,000	4.000%, 11/15/23	50,562
	Berry Plastics Corp.
25,000	6.000%, 10/15/22	26,500
	Crown Americas LLC / Cap Corp. IV
50,000	4.500%, 1/15/23	52,125
	Owens-Brockway Glass Container, Inc.
50,000	5.375%, 1/15/25 [1]	52,188
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
25,000	5.750%, 10/15/20	25,812
25,000	5.125%, 7/15/23 [1]	25,844
	Sealed Air Corp.
50,000	4.875%, 12/1/22 [1]	52,688
25,000	6.875%, 7/15/33 [1]	26,937
		312,656
Diversified Financial Services: 1.4%
	Aircastle Ltd.
50,000	6.250%, 12/1/19	54,875
	International Lease Finance Corp.
50,000	8.250%, 12/15/20	59,500
50,000	5.875%, 8/15/22	55,562
		169,937
Diversified Media: 2.7%
	Belo Corp.
50,000	7.750%, 6/1/27	54,250
	Cable One, Inc.
50,000	5.750%, 6/15/22 [1]	52,375
	Clear Channel Worldwide Holdings, Inc.
50,000	7.625%, 3/15/20	49,812
	IAC / InterActiveCorp
22,000	4.875%, 11/30/18	22,550
	Lamar Media Corp.
25,000	5.375%, 1/15/24	26,375
	Match Group, Inc.

75,000	6.750%, 12/15/22	80,063
	TEGNA, Inc.
25,000	5.125%, 7/15/20	25,844
		311,269
Energy: 9.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
25,000	7.000%, 5/20/22	26,562
	Antero Resources Corp.
50,000	5.125%, 12/1/22	50,625
	Archrock Partners LP / Archrock Partners Finance Corp.
50,000	6.000%, 4/1/21	47,125
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
25,000	6.125%, 11/15/22 [1]	24,562
	Carrizo Oil & Gas, Inc.
50,000	6.250%, 4/15/23	49,750
	Continental Resources, Inc.
50,000	4.500%, 4/15/23	48,250
25,000	3.800%, 6/1/24	23,000
	Crestwood Midstream Partners LP
25,000	6.250%, 4/1/23	25,437
	Ferrellgas LP / Ferrellgas Finance Corp.
25,000	6.750%, 6/15/23	22,125
	Forum Energy Technologies, Inc.
25,000	6.250%, 10/1/21	23,813
	Genesis Energy LP / Genesis Energy Finance Corp.
50,000	5.750%, 2/15/21	50,250
	Hilcorp Energy I LP / Hilcorp Finance Co.
25,000	5.750%, 10/1/25 [1]	25,000
	Laredo Petroleum, Inc.
25,000	5.625%, 1/15/22	24,375
	Marathon Oil Corp.
25,000	2.700%, 6/1/20	24,524
	Matador Resources Co.
25,000	6.875%, 4/15/23	26,000
	MPLX LP
50,000	4.875%, 12/1/24	51,801
25,000	4.875%, 6/1/25	25,876
	Newfield Exploration Co.
50,000	5.375%, 1/1/26	50,375
	NuStar Logistics LP
25,000	4.750%, 2/1/22	24,875
	Oasis Petroleum, Inc.
25,000	6.500%, 11/1/21	24,000
	QEP Resources, Inc.
25,000	6.875%, 3/1/21	26,188
	Range Resources Corp.
25,000	5.000%, 8/15/22 [1]	25,000
	Rice Energy, Inc.
25,000	6.250%, 5/1/22	25,938
	Sabine Pass Liquefaction LLC
125,000	5.625%, 3/1/25	134,844
25,000	5.875%, 6/30/26 [1]	27,265
	Southwestern Energy Co.

50,000	6.700%, 1/23/25	50,250
	Sunoco LP / Sunoco Finance Corp.
25,000	6.250%, 4/15/21 [1]	25,813
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
25,000	4.250%, 11/15/23	24,281
25,000	5.125%, 2/1/25 [1]	25,094
25,000	5.375%, 2/1/27 [1]	25,219
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
25,000	6.250%, 10/15/22	26,813
		1,085,030
Entertainment/Film: 0.6%
	AMC Entertainment, Inc.
75,000	5.750%, 6/15/25	76,125

Environmental: 0.2%
	Advanced Disposal Services, Inc.
25,000	8.250%, 10/1/20	26,281

Food & Drug Retail: 0.7%
	Albertson's LLC / Safeway Inc.
25,000	5.750%, 3/15/25 [1]	25,000
	Rite Aid Corp.
50,000	6.125%, 4/1/23 [1]	54,146
		79,146
Food/Beverage/Tobacco: 1.1%
	Constellation Brands, Inc.
25,000	4.750%, 12/1/25	27,125
	Post Holdings, Inc.
25,000	6.750%, 12/1/21 [1]	26,844
25,000	6.000%, 12/15/22 [1]	26,500
	Smithfield Foods, Inc.
50,000	7.750%, 7/1/17	52,000
		132,469
Gaming: 0.5%
	GLP Capital LP / GLP Financing II, Inc.
50,000	5.375%, 4/15/26	53,875

Healthcare: 9.4%
	AMN Healthcare, Inc.
25,000	5.125%, 10/1/24 [1]	25,312
	Centene Corp.
25,000	5.625%, 2/15/21	26,562
25,000	6.125%, 2/15/24	27,188
	CHS / Community Health Systems, Inc.
6,000	5.125%, 8/15/18	6,061
50,000	8.000%, 11/15/19	49,250
	DaVita HealthCare Partners, Inc.
50,000	5.750%, 8/15/22	52,562
	Endo Finance LLC / Endo Finco, Inc.
50,000	5.375%, 1/15/23 [1]	44,500
	Fresenius Medical Care II

50,000	4.125%, 10/15/20 [1]	52,885
	HCA Holdings, Inc.
100,000	6.250%, 2/15/21	108,750
	HCA, Inc.
75,000	6.500%, 2/15/20	83,250
25,000	5.875%, 2/15/26	26,687
	HealthSouth Corp.
75,000	5.125%, 3/15/23	75,187
	Kindred Healthcare, Inc.
25,000	8.750%, 1/15/23	25,094
	LifePoint Health, Inc.
25,000	5.875%, 12/1/23	26,000
25,000	5.375%, 5/1/24 [1]	25,063
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
50,000	5.750%, 8/1/22 [1]	49,563
	Molina Healthcare, Inc.
50,000	5.375%, 11/15/22	51,875
	MPT Operating Partnership LP / MPT Finance Corp.
50,000	6.375%, 3/1/24	54,500
25,000	5.250%, 8/1/26	26,000
	Tenet Healthcare Corp.
50,000	6.000%, 10/1/20	53,000
	Universal Health Services, Inc.
25,000	5.000%, 6/1/26 [1]	26,094
	Valeant Pharmaceuticals International, Inc.
75,000	6.375%, 10/15/20 [1]	70,688
	VRX Escrow Corp.
100,000	6.125%, 4/15/25 [1]	86,375
	WellCare Health Plans, Inc.
25,000	5.750%, 11/15/20	25,828
		1,098,274
Homebuilders/Real Estate: 1.8%
	Care Capital Properties LP
25,000	5.125%, 8/15/26 [1]	25,044
	DuPont Fabros Technology LP
50,000	5.875%, 9/15/21	52,344
25,000	5.625%, 6/15/23	26,375
	Lennar Corp.
50,000	4.750%, 4/1/21	53,500
	Realogy Group LLC / Realogy Co-Issuer Corp.
25,000	5.250%, 12/1/21 [1]	26,429
	Sabra Health Care LP / Sabra Capital Corp.
25,000	5.500%, 2/1/21	26,219
		209,911
Hotels: 0.2%
	Hilton Worldwide Finance LLC
25,000	5.625%, 10/15/21	25,752

Leisure: 0.9%
	NCL Corp. Ltd.
25,000	4.625%, 11/15/20 [1]	25,125
	Royal Caribbean Cruises Ltd.

50,000	5.250%, 11/15/22	54,625
	Six Flags Entertainment Corp.
25,000	5.250%, 1/15/21 [1]	25,819
		105,569
Metals/Mining: 1.9%
	Aleris International, Inc.
25,000	9.500%, 4/1/21 [1]	27,000
	Freeport-McMoRan, Inc.
25,000	2.375%, 3/15/18	24,750
25,000	3.100%, 3/15/20	24,063
25,000	5.450%, 3/15/43	20,187
	Glencore Funding LLC
25,000	3.125%, 4/29/19 [1]	25,175
	Novelis Corp.
50,000	6.250%, 8/15/24 [1]	53,188
25,000	5.875%, 9/30/26 [1]	25,656
	Teck Resources Ltd.
25,000	6.000%, 8/15/40	23,187
		223,206
Paper: 1.3%
	Boise Cascade Co.
50,000	5.625%, 9/1/24 [1]	51,000
	Clearwater Paper Corp.
50,000	4.500%, 2/1/23	50,312
	Mercer International, Inc.
50,000	7.000%, 12/1/19	51,938
		153,250
Publishing/Printing: 0.2%
	LSC Communications, Inc.
25,000	8.750%, 10/15/23 [1]	25,000

Restaurants: 0.9%
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
25,000	5.000%, 6/1/24 [1]	26,188
25,000	5.250%, 6/1/26 [1]	26,500
	New Red Finance, Inc.
50,000	6.000%, 4/1/22 [1]	52,500
		105,188
Services: 3.3%
	AECOM
25,000	5.750%, 10/15/22	26,383
48,000	5.875%, 10/15/24	51,480
	CEB, Inc.
25,000	5.625%, 6/15/23 [1]	24,687
	The GEO Group, Inc.
50,000	6.000%, 4/15/26	42,750
	H&E Equipment Services, Inc.
50,000	7.000%, 9/1/22	53,000
	Hertz Corp.
25,000	6.750%, 4/15/19	25,581
	Iron Mountain, Inc.
25,000	6.000%, 10/1/20 [1]	26,437

50,000	6.000%, 8/15/23	53,625
	Mobile Mini, Inc.
25,000	5.875%, 7/1/24	26,125
	Prime Security Services Borrower LLC / Prime Finance, Inc.
25,000	9.250%, 5/15/23 [1]	27,313
	Reliance Intermediate Holdings LP
25,000	6.500%, 4/1/23 [1]	26,375
		383,756
Steel: 1.4%
	ArcelorMittal
25,000	6.125%, 6/1/18	26,625
25,000	10.850%, 6/1/19	30,375
25,000	7.250%, 2/25/22	28,500
25,000	8.000%, 10/15/39	27,125
	Commercial Metals Co.
25,000	4.875%, 5/15/23	24,937
	Steel Dynamics, Inc.
25,000	6.375%, 8/15/22	26,438
		164,000
Super Retail: 2.9%
	Asbury Automotive Group, Inc.
75,000	6.000%, 12/15/24	77,625
	Group 1 Automotive, Inc.
50,000	5.250%, 12/15/23 [1]	50,437
	L Brands, Inc.
75,000	5.625%, 10/15/23	84,094
50,000	6.750%, 7/1/36	54,031
	Party City Holdings, Inc.
50,000	6.125%, 8/15/23 [1]	53,562
	Wolverine World Wide, Inc.
25,000	5.000%, 9/1/26 [1]	25,313
		345,062
Technology: 2.5%
	CommScope Technologies Finance LLC
50,000	6.000%, 6/15/25 [1]	53,562
	Equinix, Inc.
75,000	5.875%, 1/15/26	80,812
	Micron Technology, Inc.
25,000	7.500%, 9/15/23 [1]	27,831
	Microsemi Corp.
25,000	9.125%, 4/15/23 [1]	28,625
	MSCI, Inc.
25,000	5.750%, 8/15/25 [1]	26,813
	Nuance Communications, Inc.
25,000	6.000%, 7/1/24 [1]	26,125
	Open Text Corp.
25,000	5.625%, 1/15/23 [1]	25,625
	Western Digital Corp.
25,000	10.500%, 4/1/24 [1]	29,063
		298,456
Telecommunications: 6.6%
	CenturyLink, Inc.
75,000	5.800%, 3/15/22	77,156

	Frontier Communications Corp.
75,000	11.000%, 9/15/25	78,562
	GCI, Inc.
75,000	6.750%, 6/1/21	77,419
	Hughes Satellite Systems Corp.
25,000	5.250%, 8/1/26 [1]	24,750
25,000	6.625%, 8/1/26 [1]	24,187
	Intelsat Jackson Holdings S.A.
25,000	8.000%, 2/15/24 [1]	25,187
	Level 3 Financing, Inc.
50,000	5.125%, 5/1/23	51,688
	SBA Communications Corp.
25,000	4.875%, 9/1/24 [1]	25,250
	Sprint Communications, Inc.
75,000	9.000%, 11/15/18 [1]	83,063
75,000	7.000%, 8/15/20	75,750
50,000	6.000%, 11/15/22	46,625
	T Mobile USA, Inc.
50,000	6.625%, 4/1/23	53,875
	T-Mobile USA, Inc.
125,000	6.250%, 4/1/21	131,641
		775,153
Utilities: 2.7%
	AES Corp.
16,000	3.842%, 6/1/19 [2]	16,080
	Calpine Corp.
50,000	6.000%, 1/15/22 [1]	52,406
25,000	5.375%, 1/15/23	25,031
	Dynegy, Inc.
50,000	6.750%, 11/1/19	51,500
	NRG Energy, Inc.
25,000	6.250%, 7/15/22	25,500
25,000	7.250%, 5/15/26 [1]	25,562
50,000	6.625%, 1/15/27 [1]	49,063
	NRG Yield Operating LLC
25,000	5.000%, 9/15/26 [1]	24,563
	Talen Energy Supply LLC
50,000	4.625%, 7/15/19 [1]	47,250
		316,955
TOTAL CORPORATE BONDS
(Cost $9,070,577)		9,343,296

EXCHANGE TRADED FUNDS: 14.7%
7,355	iShares iBoxx $ High Yield Corporate Bond ETF	641,798
46,425	PowerShares Senior Loan Portfolio	1,077,524
		1,719,322
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,685,880)		1,719,322

TOTAL INVESTMENTS IN SECURITIES: 94.4%
(Cost $10,756,457)		11,062,618
Other Assets in Excess of Liabilities: 5.6%		662,187
TOTAL NET ASSETS: 100.0%		$11,724,805

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2016 the value of these securities amounted to $3,685,883 or 31.4% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	$10,756,457
Gross unrealized appreciation	327,709
Gross unrealized depreciation	(21,548)
Net unrealized appreciation	$306,161

+ Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") has not yet had a fiscal year end.

Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$9,343,296	$–	$9,343,296
Exchange Traded Funds	1,719,322	–	–	1,719,322
Total Investments in Securities	$1,719,322	$9,343,296	$–	$11,062,618

The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2 or 3 for the period ended September 30, 2016.

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)
Shares		Value
EXCHANGE TRADED FUNDS: 79.4%
1,895	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	$188,553
19,885	SPDR Barclays Short Term Corporate Bond ETF	611,861
		800,414
TOTAL EXCHANGE TRADED FUNDS
(Cost $795,754)		800,414

TOTAL INVESTMENTS IN SECURITIES: 79.4%
(Cost $795,754)		800,414
Other Assets in Excess of Liabilities: 20.6%		207,998
TOTAL NET ASSETS: 100.0%		$1,008,412

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments		$795,754
Gross unrealized appreciation		5,462
Gross unrealized depreciation		(802)
Net unrealized appreciation		$4,660

+ Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as Muzinich Low Duration Fund (the "Fund") has not yet had a fiscal year end.

Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$800,414	$–	$–	$800,414
Total Investments in Securities	$800,414	$–	$–	$800,414

Muzinich Funds Form N-Q 9/30/2016

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Muzinich Funds Form N-Q 9/30/2016

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date  November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Elaine E. Richards
      Elaine E. Richards, President/Principal Executive Officer

Date  November 23, 2016

By (Signature and Title)*  /s/ Aaron J. Perkovich
  Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  November 23, 2016

* Print the name and title of each signing officer under his or her signature.

Muzinich Funds Form N-Q 9/30/2016